Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025		Mar. 31, 2024
Revenues
Investment income (loss), net	$ (3,162)		$ 8,541		$ (15,938)		$ 19,569		$ (6,500)		$ 4,791
Loss on financial instruments, net (related party of $(552) and $(67,457))	211		(179)		166		(1,362)		(2,242)		(104,521)
Interest and dividend income	10		12		20		24		44		457
Trust services and administration revenues (related party of $30 and $30)	178		187		366		376		753		365
Other income									2		212
Total revenues	(2,763)		8,561		(15,386)		18,607		(7,943)		(98,696)
Operating expenses
Employee compensation and benefits	2,429		7,135		5,760		10,985		16,851		65,129
Interest expense (related party of $12,294 and $8,618)	4,898		4,320		8,313		8,608		14,908		17,559
Professional services	5,331		7,257		13,288		12,801		23,235		29,999
Provision for credit losses			476				1,000		1,000		6,016
Loss on impairment of goodwill			298				3,692		3,692		2,354,320
Accrual (release) of loss contingency related to arbitration award					62,831		(54,973)		(54,973)		54,973
Other expenses, net (related party of $2,825 and $7,046)	2,443		2,790		4,934		5,871		11,529		21,854
Total operating expenses	15,101		22,276		95,126		(12,016)		16,242		2,549,850
Operating income (loss)	(17,864)		(13,715)		(110,512)		30,623		(24,185)		(2,648,546)
(Gain) loss on liability resolution			(23,462)				(23,462)		23,462
Loss on extinguishment of debt, net											8,846
Net income (loss) before income taxes	(17,864)		9,747		(110,512)		54,085		(723)		(2,657,392)
Income tax expense	43				43		28		80		788
Net income (loss)	(17,907)		9,747		(110,555)		54,057		(803)		(2,658,180)
Plus: Net loss attributable to noncontrolling interests	18,971		7,590		51,167		15,303		69,789		579,332
Less: Noncontrolling interest guaranteed payment	(4,693)	[1]	(4,423)	[1]	(9,317)	[1]	(8,779)	[1]	(17,824)	[2]	(16,793)	[2]
Net income (loss) attributable to Beneficient common shareholders	(3,629)	[1]	12,914	[1]	(68,705)	[1]	60,581	[1]	51,162	[2]	(2,095,641)	[2]
Other comprehensive income (loss):
Unrealized (loss) gain on investments in available-for-sale debt securities	92		26		92		5		(278)		4,070
Total comprehensive income (loss)	(3,537)		12,940		(68,613)		60,586		50,884		(2,091,571)
Less: comprehensive (loss) gain attributable to noncontrolling interests	92		26		92		5		(278)		4,070
Total comprehensive income (loss) attributable to Beneficient	(3,629)		12,914		(68,705)		60,581		51,162		(2,095,641)
Net income (loss) per common share
(Gain) loss on liability resolution			23,462				23,462		(23,462)
Common Class A [Member]
Operating expenses
Net income (loss) attributable to Beneficient common shareholders	$ (3,539)		$ 12,270		$ (66,950)		$ 57,040		$ 47,886		$ (1,955,861)
Net income (loss) per common share
Net income (loss) per common share - basic	$ (0.37)		$ 2.98		$ (7.33)		$ 14.58		$ 8.51		$ (673.31)
Net income (loss) per common share
Net income (loss) per common share - diluted	$ (0.37)		$ 0.03		$ (7.33)		$ 0.18		$ 0.06		$ (673.31)
Common Class B [Member]
Operating expenses
Net income (loss) attributable to Beneficient common shareholders	$ (90)		$ 644		$ (1,755)		$ 3,541		$ 3,276		$ (139,780)
Net income (loss) per common share
Net income (loss) per common share - basic	$ (0.37)		$ 2.69		$ (7.33)		$ 14.80		$ 13.69		$ (584.23)
Net income (loss) per common share
Net income (loss) per common share - diluted	$ (0.37)		$ 0.03		$ (7.33)		$ 0.18		$ 0.06		$ (584.23)
Variable Interest Entity, Primary Beneficiary [Member]
Operating expenses
Plus: Net loss attributable to noncontrolling interests	$ 9,780		$ 4,523		$ 25,992		$ 5,049		$ 34,914		$ 44,175
Consolidated Entity, Excluding Consolidated VIE [Member]
Operating expenses
Plus: Net loss attributable to noncontrolling interests	$ 9,191		$ 3,067		$ 25,175		$ 10,254		$ 34,875	[2]	$ 535,157	[2]

[1]	Includes amounts eliminated in consolidation.
[2]	Includes amounts eliminated in consolidation.